INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS	NOTE 8 - INTANGIBLE ASSETS Intangible assets:
	December 31,
	2015	2014
Customer relationships
Cost	$1,342	$-
Accumulated amortization	(28)	-
Amortized cost	$1,314	$-